COMPANY'S OPERATIONS - Effects arising from COVID 19 (Details) - Covid 19 R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) item
COMPANY'S OPERATIONS
Number of respirators acquired for donation	159
Number of hospital masks acquired for donation	1,000,000
Disbursement to support production of respirators | R$	R$ 9,584
Duration of payroll maintenance of service providers	90 days
Percentage of payroll of service providers maintained	100.00%
Number of communities supported	38
Number of states supported	5
Number of masks to be provided	125,000
Aggregate disbursements made for social actions | R$	R$ 48,590